Average Annual Total Returns - LVIP Multi-Manager Global Equity Managed Volatility Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) Since Inception	LVIP Multi-Manager Global Equity Composite (reflects no deductions for fees, expenses or taxes) 1 year		LVIP Multi-Manager Global Equity Composite (reflects no deductions for fees, expenses or taxes) 5 years		LVIP Multi-Manager Global Equity Composite (reflects no deductions for fees, expenses or taxes) Since Inception
Total	15.47%	10.15%	6.39%	May 01, 2014	15.07%	9.76%	6.02%	May 01, 2014	18.40%	15.22%	13.16%	15.65%	[1]	12.84%	[1]	10.15%	[1]

[1]	The LVIP Multi-Manager Global Equity Composite, an unmanaged index compiled by the Fund's Adviser, is constructed as follows: 60% S&P 500® Index, 28% MSCI EAFE® NR Index, 6% MSCI Emerging Market NR Index, and 6% Russell 2000® Index. The LVIP Multi-Manager Global Equity Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the LVIP Multi-Manager Global Equity Composite does not reflect the impact of the managed volatility strategy used by the Fund. Such strategy would impact the returns shown.